FEDERAL INCOME TAX (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
FEDERAL INCOME TAX (Details)
Federal tax statutory rate	20.90%	20.70%	20.90%	20.90%
Temporary differences	1.70%	(2.80%)	(1.20%)	1.90%
Permanent differences	(7.30%)	4.10%	(23.90%)	(21.60%)
Valuation allowance	(15.20%)	(22.10%)	4.10%	(1.30%)
Effective rate	0.00%	0.00%	0.00%	0.00%